SHARE-BASED COMPENSATION - Schedule of Share-based Compensation Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based compensation liability, current	$ 0	$ 35,573,558
Share-based compensation liability, non-current	0	35,126,025
Share-based compensation liability	$ 0	$ 70,699,583